Consolidated Statements of Operations and Comprehensive Income $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 42,817	$ 58,496,000	$ 72,782,000
Cost of revenue		(35,015)	(47,838,000)	(57,000,000)
Gross profit		7,802	10,658,000	15,782,000
Operating cost and expenses:
Selling and distribution		(466)	(635,000)	(729,000)
General and administrative		(5,289)	(7,226,000)	(6,856,000)
Total operating cost and expenses		(5,755)	(7,861,000)	(7,585,000)
Profit from operations		2,047	2,797,000	8,197,000
Other income (expense):
Gain from disposal of right-of-use assets				55,000
Loss from disposal of plant and equipment		(92)	(126,000)
Interest income		451	616,000	34,000
Interest expense		(695)	(949,000)	(822,000)
Government grant		102	139,000	41,000
Write back of allowance for credit loss, net		19	26,000	66,000
Write back of allowance for stock obsolescence		14	19,000	168,000
Exchange gain		7	9,000	143,000
Other income		61	84,000	244,000
Total other loss, net		(133)	(182,000)	(71,000)
Income before income taxes		1,914	2,615,000	8,126,000
Income tax expense		(535)	(731,000)	(1,046,000)
NET INCOME		1,379	1,884,000	7,080,000
COMPREHENSIVE INCOME		$ 1,379	$ 1,884,000	$ 7,080,000
Net income per share
Basic | (per share)		$ 0.05	$ 0.07	$ 0.25
Diluted | (per share)		$ 0.05	$ 0.07	$ 0.25
Weighted average number of ordinary shares outstanding
Basic	[1]	27,796,502	27,796,502	27,796,502
Diluted	[1]	27,796,502	27,796,502	27,796,502

[1]	- Retrospectively presented for the effect of pro rata share allotment,